Consolidated Statements of Profit or Loss and Comprehensive Income or Loss - EUR (€) € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Profit or Loss and Comprehensive Income or Loss
Net sales		€ 1,262,277	€ 840,852	€ 766,003
Cost of sales, exclusive of depreciation and amortization		(659,019)	(456,320)	(386,027)
Gross profit		603,257	384,532	379,976
Shipping and payment cost		(185,763)	(135,547)	(114,785)
Marketing expenses		(142,784)	(96,708)	(112,001)
Selling, general and administrative expenses		(284,295)	(159,292)	(147,691)
Depreciation and amortization		(25,351)	(15,205)	(11,653)
Other income (loss), net		613,538	267	(2,527)
Operating income (loss)		578,602	(21,953)	(8,682)
Finance income		2,208	5	358
Finance costs		(7,280)	(4,777)	(2,818)
Finance income (costs), net		(5,072)	(4,772)	(2,460)
Income (Loss) before income taxes		573,530	(26,725)	(11,142)
Income tax (expense) benefit		(3,570)	1,814	(5,877)
Net (loss) income		569,959	(24,911)	(17,019)
Foreign currency translation		(5,965)	(13)	(19)
Other comprehensive loss		(5,965)	(13)	(19)
Comprehensive income (loss)		€ 563,994	€ (24,923)	€ (17,038)
Basic earnings (loss) per ordinary share (in euro per share)		€ 5.89	€ (0.29)	€ (0.2)
Diluted earnings (loss) per ordinary share (in euro per share)		€ 5.65	€ (0.29)	€ (0.2)
Weighted average number of ordinary shares (basic) - in millions	[1]	96.8	86.8	86.6
Weighted average number of ordinary shares (diluted) - in millions		100.9	86.8	86.6

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to Note 28.